12. Short term borrowings (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ZHEJIANG TIANLAN
Bank loan	64,690	60,000
ZHEIJIANG Bank loan borrowed by the Company
Bank loan	59,690	55,000
ZHEIJIANG Bank loan borrowed by a subsidiary of the Company
Bank loan	5,000	5,000